Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2022 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (22.6%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$280		2.50%		05/01/50	$278,323
237		3.00		04/01/50	237,976
86		3.50		08/01/49	88,028
60		4.00		07/01/49	62,098
	Gold Pools:
355		3.50		01/01/44 – 09/01/47	370,463
333		4.00		12/01/41 – 10/01/44	360,278
383		4.50		03/01/41 – 01/01/49	418,207
68		5.00		12/01/40 – 05/01/41	74,860
9		5.50		07/01/37	10,036
11		6.00		12/01/37	12,510
7		6.50		06/01/29 – 09/01/33	7,253
30		7.50		05/01/35	34,274
15		8.00		08/01/32	16,400
26		8.50		08/01/31	29,548
	Federal National Mortgage Association,
	Conventional Pools:
1,781		1.50		01/01/51 – 03/01/51	1,687,402
747		2.50		02/01/50 – 03/01/50	747,163
912		3.00		10/01/48 – 02/01/50	912,265
1,428		3.50		09/01/42 – 11/01/49	1,473,073
1,073		4.00		04/01/45 – 01/01/49	1,155,916
635		4.50		08/01/40 – 08/01/49	665,083
694		5.00		11/01/40 – 01/01/49	756,046
7		5.50		08/01/37	7,426
302		6.50		02/01/28 – 11/01/33	333,821
12		7.00		07/01/23 – 06/01/32	11,885
37		7.50		08/01/37	43,666
40		8.00		04/01/33	46,412
39		8.50		10/01/32	46,525
19		9.50		04/01/30	20,947
	February TBA:
2,000	(a)	2.00		02/01/52	1,949,844
11,000	(a)	2.50		02/01/52	10,981,953
	March TBA:
705	(a)	3.00		03/01/52	718,494
	Government National Mortgage Association,
	February TBA:
7,000	(a)	3.00		02/20/52	7,165,703
	Various Pools:
3,254		2.50		01/20/50 – 04/20/51	3,284,320
1,582		3.00		09/20/49 – 08/20/50	1,602,688
2,514		3.50		10/20/44 – 10/20/50	2,574,564
1,244		4.00		07/15/44 – 11/20/51	1,284,204
598		4.50		12/20/48 – 12/20/49	622,840
452		5.00		05/20/41 – 06/20/49	484,344
81		5.50		02/20/49 – 05/20/49	88,406
	Total Agency Fixed Rate Mortgages (Cost $40,962,280)				40,665,244

	Asset-Backed Securities (27.0%)
109	ABFC 2005-WF1 Trust, 1 Month USD LIBOR + 0.95%	1.053	(b)	07/25/34	104,236
405	ABFC Trust, 1 Month USD LIBOR + 0.78%	0.888	(b)	10/25/33	395,730
400	American Credit Acceptance Receivables Trust (c)	4.84		04/14/25	412,554
	American Homes 4 Rent

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

	520	(c)	5.639		04/17/52	550,748
	600	(c)	5.885		04/17/52	637,709
	600	American Homes 4 Rent Trust (c)	6.231		10/17/36	638,380
	618	Ameriquest Mortgage Securities, Inc., 1 Month USD LIBOR + 0.83%	0.933	(b)	04/25/34	606,934
		Amortizing Residential Collateral Trust
	148	1 Month USD LIBOR + 0.64%	0.742	(b)	10/25/31	144,867
	293	1 Month USD LIBOR + 0.76%	0.868	(b)	10/25/32	281,855
	223	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, 5.63% - 1 Month USD LIBOR	3.579	(d)	12/25/33	238,957
		Bear Stearns Asset-Backed Securities Trust
	139	1 Month USD LIBOR + 1.30%	1.408	(b)	10/27/32	139,323
	52	1 Month USD LIBOR + 1.95%	2.058	(b)	12/25/42	52,219
	162		2.709	(b)	07/25/36	162,127
	377	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (c)	0.504	(b)	10/20/40	352,069
	2,217	Cascade Funding Mortgage Trust (c)	4.00	(b)	06/25/69	2,211,550
	126	Cendant Mortgage Corp. (c)	6.00	(b)	07/25/43	129,973
	1,525	CFMT 2020-HB4 LLC (c)	2.72	(b)	12/26/30	1,514,306
	69	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (c)	1.504	(b)	03/20/43	68,744
	395	Citicorp Residential Mortgage Trust	5.096		03/25/37	399,120
	1,500	Conn's Receivables Funding, 2021-A LLC (c)	2.87		05/15/26	1,492,386
	422	2020-A LLC (c)	4.20		06/16/25	423,494
	23	Countrywide Asset-Backed Certificates, 1 Month USD LIBOR + 0.62% (c)	1.038	(b)	06/25/33	22,925
		Credit-Based Asset Servicing & Securitization LLC
	43	1 Month USD LIBOR + 2.40% (c)	2.508	(b)	09/25/35	43,439
	240	(c)	7.25		05/25/36	244,651
	758	ECAF I Ltd. (Cayman Islands) (c)	4.947		06/15/40	568,548
	48	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.50% (c)	1.608	(b)	11/25/30	48,016
	110	EquiFirst Mortgage Loan Trust, 1 Month USD LIBOR + 3.00%	3.108	(b)	10/25/34	114,702
EUR	550	European Residential Loan Securitisation, 2019-NPL1 DAC, 1 Month EURIBOR + 2.00% (Ireland)	1.439	(b)	07/24/54	621,785
	$30	FCI Funding 2019-1 LLC (c)	3.63		02/18/31	30,065
		Finance of America HECM Buyout
	1,200	(c)	3.09	(b)	07/25/30	1,200,963
	1,800	(c)	4.57	(b)	07/25/30	1,813,657
	1,400	(c)	6.414	(b)	02/25/31	1,389,505
	1,300	(c)	9.00	(b)	02/25/31	1,306,379
	166	Financial Asset Securities Corp. AAA Trust, 1 Month USD LIBOR + 0.41% (c)	0.518	(b)	02/27/35	161,992
	623	Fremont Home Loan Trust, 1 Month USD LIBOR + 1.3%	1.383	(b)	02/25/33	629,539
	280	GAIA Aviation Ltd. (Cayman Islands) (c)	3.967		12/15/44	275,121
	450	GLS Auto Receivables Issuer Trust (c)	4.94		12/15/25	467,137
	784	Home Partners of America 2019-2 Trust (c)	3.866		10/19/39	772,096
	825	JOL Air Ltd. (Cayman Islands) (c)	3.967		04/15/44	809,977
	417	Kestrel Aircraft Funding Ltd. (c)	4.25		12/15/38	405,040
	643	Legacy Mortgage Asset Trust (c)	3.75		04/25/59	645,365
	264	Lehman ABS Manufactured Housing Contract Trust	6.63	(b)	04/15/40	276,053
	764	LoanMe Trust (c)	5.00		09/15/34	771,000
	149	MASTR Asset Securitization Trust, 1 Month USD LIBOR + 1.50%	1.608	(b)	05/25/33	148,034
	250	MASTR Asset-Backed Securities Trust, 1 Month USD LIBOR + 2.48%	2.583	(b)	09/25/34	255,055
	195	MERIT Securities Corp.	7.88		12/28/33	203,760

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

	310	METAL LLC (c)	4.581		10/15/42	278,952
	741	MFA 2021-NPL1 LLC (c)	2.363		03/25/60	732,565
	166	Mid-State Capital Corp. Trust	7.758		01/15/40	178,006
	329	Morgan Stanley ABS Capital I, Inc. Trust, 1 Month USD LIBOR + 0.68% (e)	0.788	(b)	08/25/34	314,507
		New Century Home Equity Loan Trust
	136	1 Month USD LIBOR + 0.80%	0.908	(b)	11/25/33	130,789
	145	1 Month USD LIBOR + 1.35%	1.458	(b)	03/25/33	145,429
		New Residential Mortgage LLC
	1,676		5.437		06/25/25	1,684,097
	885	2020-FNT2 (c)	5.437		07/25/25	892,018
GBP	300	Newday Partnership Funding PLC, 1 Month GBP SONIA + 2.13% (United Kingdom)	2.182	(b)	12/15/27	403,812
	$248	Newtek Small Business Loan Trust, Daily U.S. Prime Rate - 0.55% (c)	2.70	(b)	02/25/44	248,858
	300	NovaStar Mortgage Funding Trust, 1 Month USD LIBOR + 1.58%	1.683	(b)	12/25/34	299,608
	600	NRZ Advance Receivables Trust (c)	5.801		10/15/52	600,954
		NRZ Excess Spread-Collateralized Notes
	570	(c)	2.981		03/25/26	561,456
	551	(c)	3.844		12/25/25	551,780
		Class A
	2,179	(c)	3.104		07/25/26	2,135,701
	838	(c)	3.228		05/25/26	825,678
	821	NRZ FHT Excess LLC, Class A (c)	4.212		11/25/25	824,206
		Oakwood Mortgage Investors, Inc.
	849		7.405	(b)	06/15/31	167,932
	70		7.72		04/15/30	72,147
	157		7.84	(b)	11/15/29	166,614
	1,250	PMT FMSR Issuer Trust, Daily U.S. Prime Rate – 0.50% (c)	3.108	(b)	03/25/26	1,248,585
		PNMAC GMSR Issuer Trust
	1,000	1 Month USD LIBOR + 2.65% (c)	2.758	(b)	08/25/25	1,002,466
	1,000	1 Month USD LIBOR + 2.85% (c)	2.958	(b)	02/25/23	1,002,336
	150	Progress Residential 2019-SFR2 Trust (c)	3.794		05/17/36	149,728
	1,492	Raptor Aircraft Finance I LLC (c)	4.213		08/23/44	1,328,423
	343	ReadyCap Lending Small Business Loan Trust, Daily U.S. Prime Rate - 0.50% (c)	2.75	(b)	12/27/44	341,870
	250	Renaissance Home Equity Loan Trust	5.451		05/25/35	260,460
	702	S-Jets Ltd. (Bermuda) (c)	3.967		08/15/42	679,539
	1,119	SFS Asset Securitization LLC (c)	4.238		06/10/25	1,117,490
		Shenton Aircraft Investment I Ltd.
	881	(c)	4.75		10/15/42	839,158
	284	(c)	5.75		10/15/42	222,435
	1,000	Skopos Auto Receivables Trust (c)	5.24		04/15/25	1,021,144
	1,000	Small Business Lending Trust (c)	3.20		12/15/26	1,002,424
		Sprite 2017-1 Ltd.,
	162	(c)	4.25		12/15/37	159,610
	527	(c)	6.90		12/15/37	351,005
	292	START Ireland (Bermuda) (c)	4.089		03/15/44	286,032
		USASF Receivables
	1,000	2019-1A LLC	8.06		11/15/25	1,026,875
	1,000	2020-1 LLC (c)	9.35		03/15/27	1,036,477
	283	WAVE Trust (c)	3.844		11/15/42	280,480
		Total Asset-Backed Securities (Cost $49,707,742)				48,753,731

		Collateralized Mortgage Obligations - Agency Collateral Series (2.6%)
		Federal Home Loan Mortgage Corporation,
		IO REMIC
	131		1.665	(b)	10/15/41	5,868
	724		1.681	(b)	09/15/41	34,973
	480		1.691	(b)	10/15/40	24,619

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

263		1.699	(b)	04/15/39	12,534
370		1.714	(b)	08/15/42	20,635
252		1.748	(b)	10/15/39	11,449
10,125		2.00		10/25/50	854,590
35		5.00		08/15/41	4,159
579	6.00% - 1 Month USD LIBOR	5.894	(d)	11/15/43 – 06/15/44	90,853
	IO STRIPS
1,154		1.211	(b)	10/15/37	46,467
66		7.00		06/15/30	10,200
69		7.50		12/15/29	10,706
	REMIC
93		3.50		02/15/42	93,808
70	12.00% - 2.67 x 1 Month USD LIBOR	11.728	(d)	12/15/43	73,427
	Federal National Mortgage Association,
	IO REMIC
1,265		1.39	(b)	03/25/46	67,717
244		1.601	(b)	03/25/44	11,152
363		1.612	(b)	10/25/39	19,704
156		3.50		03/25/43	2,163
164	5.65% - 1 Month USD LIBOR	5.542	(d)	11/25/41	9,165
551	6.05% - 1 Month USD LIBOR	5.942	(d)	06/25/42	90,237
100	6.55% - 1 Month USD LIBOR	6.442	(d)	08/25/41	4,198
	IO STRIPS
17		7.00		11/25/27	1,951
52		8.00		05/25/30 – 06/25/30	7,780
17		8.50		10/25/24	1,309
	REMIC
14	1 Month USD LIBOR + 1.20%	1.308	(b)	12/25/23	14,319
516		2.00		07/25/50	432,452
25		2.582	(b)	04/25/39	24,089
	Government National Mortgage Association
48		4.00		11/20/49	49,941
	IO
1,492		0.759	(b)	08/20/58	25,664
912		3.50		06/20/41 – 10/16/42	123,771
57		4.50		05/20/40	3,918
33		5.00		02/16/41	5,848
310	6.00% - 1 Month USD LIBOR	5.896	(d)	08/20/42	50,180
382	6.10% - 1 Month USD LIBOR	5.996	(d)	04/20/41 – 08/20/42	65,644
352	6.14% - 1 Month USD LIBOR	6.036	(d)	12/20/43	61,801
301	6.30% - 1 Month USD LIBOR	6.196	(d)	09/20/43	29,220
215	6.55% - 1 Month USD LIBOR	6.444	(d)	08/16/34	20,476
	IO PAC
28		5.00		10/20/40	1,744
	IO REMIC
3,423		0.92	(b)	08/20/69	165,937
3,159		1.549	(b)	09/20/64	264,889
5,217		1.573	(b)	11/20/64	295,150
4,039		1.672	(b)	07/20/67	159,458
8,435		2.00		11/20/50	707,213
517		3.50		05/20/43	62,233
	REMIC
64	1 Month USD LIBOR + 0.45%	0.554	(b)	02/20/61	63,689
51	1 Month USD LIBOR + 0.70%	0.804	(b)	08/20/63	51,102
6	1 Month USD LIBOR + 0.77%	0.874	(b)	02/20/66	6,246
485		3.00		03/20/69	492,526
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $3,615,370)				4,687,174

	Commercial Mortgage-Backed Securities (3.7%)
185	CG-CCRE Commercial Mortgage Trust, 1 Month USD LIBOR + 1.85% (c)	1.96	(b)	11/15/31	182,198

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

	220	Citigroup Commercial Mortgage Trust	4.575	(b)	09/10/58	216,131
		IO
	2,072		0.881	(b)	09/10/58	57,086
	71	Commercial Mortgage Lease-Backed Certificates (c)	8.055	(b)	06/20/31	71,082
		Commercial Mortgage Trust
	100	(c)	4.751	(b)	07/15/47	99,269
		IO
	2,202		0.546	(b)	02/10/47	20,963
	948		0.704	(b)	10/10/47	14,898
	964	COOF Securitization Trust, IO (c)	2.74	(b)	10/25/40	76,227
	1,475	COOF Securitization Trust II, IO (c)	2.482	(b)	08/25/41	104,693
	2,000	CSMC 2020-TMIC, Class A, 1 Month USD LIBOR + 3.00% (c)	3.25	(b)	12/15/35	2,010,115
	6,679	GS Mortgage Securities Corp. II, IO (c)	0.457	(b)	10/10/32	11,803
		GS Mortgage Securities Trust
	450		3.345		07/10/48	421,689
	370	(c)	4.82	(b)	08/10/46	361,372
		IO
	1,641		0.723	(b)	09/10/47	25,841
	1,198		0.988	(b)	04/10/47	20,632
		JP Morgan Chase Commercial Mortgage Securities Trust,
		IO
	1,513		0.592	(b)	12/15/49	33,684
		JPMBB Commercial Mortgage Securities Trust
	267	(c)	4.656	(b)	04/15/47	266,143
		IO
	2,912		0.721	(b)	01/15/47	33,440
		KGS-Alpha SBA COOF Trust,
		IO
	634	(c)	2.908	(b)	07/25/41	74,328
	667	(c)	2.978	(b)	04/25/40	38,022
	600	Natixis Commercial Mortgage Securities Trust (c)	4.135	(b)	05/15/39	552,369
CAD	9,595	Real Estate Asset Liquidity Trust, IO (Canada) (c)	1.214	(b)	02/12/55	456,990
	$1,252	Sutherland Commercial Mortgage Trust (c)	2.23	(b)	12/25/41	1,215,905
	3,911	UBS Commercial Mortgage Trust, IO	0.873	(b)	03/15/51	177,034
	81	VCC 2020-MC1 Trust (c)	4.50	(b)	06/25/45	81,283
		Total Commercial Mortgage-Backed Securities (Cost $6,323,743)				6,623,197

		Corporate Bond (0.1%)
		Finance (0.1%)
	350	DP Facilities Data Center Subordinated Pass-Through Trust (c) (Cost $252,342)	0.00	(b)	11/10/28	144,375

		Mortgages - Other (44.3%)
	114	Adjustable Rate Mortgage Trust	2.561	(b)	04/25/35	115,767
GBP	261	Alba 2005-1 PLC, 3 Month GBP LIBOR + 0.60% (United Kingdom)	0.72	(b)	11/25/42	341,628
		Alternative Loan Trust
	$51		5.50		02/25/25 – 01/25/36	41,929
	158		5.75		03/25/34	161,007
	319		6.25	(b)	08/25/37	229,066
	75	40.02% - 6 x 1 Month USD LIBOR	39.374	(d)	05/25/37	128,233
	872	Asset Backed Trust (c)	2.116		06/25/61	857,394
		Banc of America Funding Trust
	9		5.25		07/25/37	9,175
	287		5.50		09/25/35	300,319
	547	Bear Stearns Asset-Backed Securities I Trust, 25.64% - 3.29 x 1 Month USD LIBOR	23.493	(d)	03/25/36	312,027
		Cascade Funding Mortgage Trust
	2,000	(c)	3.735	(b)	06/25/36	1,969,352

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

	2,945	(c)	4.00	(b)	10/25/68	2,983,076
	513	CFMT 2020-ABC1 LLC (c)	2.00	(b)	09/25/50	488,187
		CFMT 2020-HB4 LLC
	1,500	(c)	4.948	(b)	12/26/30	1,485,573
	750	(c)	6.00	(b)	12/26/30	748,065
		CFMT 2021-HB5 LLC
	1,700	(c)	2.91	(b)	02/25/31	1,678,537
	1,500	(c)	5.683	(b)	02/25/31	1,499,389
	1,500	CFMT 2021-HB7 LLC (c)	5.072	(b)	10/27/31	1,484,141
	1,878	CHL GMSR Issuer Trust, 1 Month USD LIBOR + 2.75% (c)	2.858	(b)	05/25/23	1,881,234
		CHL Mortgage Pass-Through Trust
	191		2.582	(b)	10/25/33	191,686
	102		2.676	(b)	05/20/34	105,033
	267		5.50		10/25/34	271,121
	63		6.00		12/25/36	47,453
	1,431	CIM Trust (c)	2.50	(b)	06/25/51	1,404,121
	778	CIM Trust 2020-NR1 (c)	3.445		06/26/62	777,588
	164	Citigroup Mortgage Loan Trust, 1 Year CMT + 2.40%	2.48	(b)	11/25/35	166,052
GBP	122	Clavis Securities PLC, 3 Month GBP LIBOR + 0.45% (United Kingdom)	0.548	(b)	12/15/40	155,205
	$362	Credit Suisse First Boston Mortgage Securities Corp., 1 Month USD LIBOR + 3.30%	3.408	(b)	02/25/32	366,523
		Credit Suisse Mortgage Capital Certificates
	1,136	1 Month USD LIBOR + 3.97% (c)	4.076	(b)	04/15/23	1,140,701
	500	1 Month USD LIBOR + 3.67% (c)	4.168	(b)	12/15/22	501,229
		Credit Suisse Mortgage Trust
	1,000	1 Month USD LIBOR + 3.46% (c)	3.709	(b)	05/15/23	998,299
	1,000	1 Month USD LIBOR + 3.71% (c)	3.821	(b)	08/15/23	1,007,786
		CSFB Mortgage-Backed Pass-Through Certificates
	287		2.848	(b)	05/25/34	301,242
	467		6.50		11/25/35	124,165
EUR	544	Dssv Sarl 3 Month EURIBOR +3.00% (Spain)	3.00	(b)	10/15/24	598,827
	298	E-Mac de, 3 Month EURIBOR + 0.21% (Germany)	3.178	(b)	05/25/57	332,208
	500	E-MAC DE 2005-I BV, 3 Month EURIBOR + 0.50% (Germany)	7.558	(b)	05/25/52	540,348
	183	E-MAC NL 2004-I BV, 3 Month EURIBOR + 0.18% (Netherlands)	1.708	(b)	07/25/36	201,409
	168	E-MAC NL 2005-I BV, 3 Month EURIBOR + 0.23% (Netherlands)	3.948	(b)	04/25/38	173,848
	217	E-MAC Program BV, 3 Month EURIBOR + 2.00% (Netherlands)	3.30	(b)	01/25/48	210,951
	129	E-MAC Program II BV, 3 Month EURIBOR + 2.00% (Netherlands)	3.698	(b)	04/25/48	141,754
	249	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.232	(b)	04/17/41	269,638
	200	EMF-NL Prime 2008-ABV, 3 Month EURIBOR + 0.85% (Netherlands)	0.282	(b)	04/17/41	182,354
	223	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	0.00	(b)	08/02/50	225,204
	$500	Eurosail 2006-2bl PLC, 3 Month USD LIBOR + 0.24% (United Kingdom) (c)	0.443	(b)	12/15/44	489,107
		Eurosail BV
EUR	1,000	3 Month EURIBOR + 1.80% (Netherlands)	1.232	(b)	10/17/40	1,126,681
	500	3 Month EURIBOR + 2.20% (Netherlands)	1.632	(b)	10/17/40	543,747

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

	500	Eurosail-NL 2007-1bv, 3 Month EURIBOR + 1.10% (Netherlands)	0.532	(b)	04/17/40	498,483
		Federal Home Loan Mortgage Corporation
	$1,307		3.00		09/25/45 – 05/25/47	1,296,309
	166		3.50		05/25/45 – 05/25/47	168,366
	1,383	Flagstar Mortgage Trust, Class A2 (c)	2.50	(b)	04/25/51	1,356,776
		FMC GMSR Issuer Trust
	1,000	(c)	4.36	(b)	07/25/26	974,416
	1,000	(c)	4.45	(b)	01/25/26	993,882
		Class A
	1,100	(c)	3.62	(b)	07/25/26	1,081,462
	91	Galton Funding Mortgage Trust (c)	4.00	(b)	11/25/57 – 02/25/59	90,885
		Government National Mortgage Association
	8,558		0.924		12/20/70	400,641
	4,267		1.411		01/20/64	104,995
	7,171		2.115		12/20/66	507,058
	941	Grand Avenue Mortgage Loan Trust (c)	3.25		08/25/64	913,615
		Great Hall Mortgages No 1 PLC
EUR	500	3 Month EURIBOR + 0.22% (United Kingdom)	0.00	(b)	03/18/39	534,664
GBP	500	3 Month GBP LIBOR + 0.30% (United Kingdom)	0.536	(b)	06/18/39	645,321
	$150	GSAA Trust	6.00		04/01/34	159,827
		GSR Mortgage Loan Trust
	36	1 Month USD LIBOR + 0.25%	0.358	(b)	03/25/35	17,498
	3	1 Year CMT + 1.75%	1.84	(b)	03/25/33	2,619
	162		2.438	(b)	12/25/34	164,433
	267		2.687	(b)	12/25/34	274,095
	31		5.00		02/25/34	32,624
	4		5.50		11/25/35	3,869
	109		6.00		09/25/35	111,110
	100	HarborView Mortgage Loan Trust	2.14	(b)	05/19/33	101,778
	66	Impac CMB Trust, 1 Month USD LIBOR + 0.80%	0.903	(b)	10/25/34	64,287
	500	Ims Ecuadorian Mortgage Trust (c)	3.40		08/18/43	529,563
	134	IndyMac INDX Mortgage Loan Trust	2.495	(b)	11/25/34	138,748
		JP Morgan Mortgage Trust
	1,409	(c)	2.50	(b)	11/25/51 – 12/25/51	1,378,469
	126		2.548	(b)	12/25/34	125,454
	98	(c)	2.882	(b)	07/27/37	101,241
	800		3.00		07/25/52	798,625
EUR	239	Landmark Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.60% (United Kingdom)	0.00	(b)	06/17/38	265,736
	239	Lansdowne Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.30% (Ireland)	0.00	(b)	06/15/45	257,783
	425	Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	0.00	(b)	09/16/48	440,740
		Legacy Mortgage Asset Trust
	$782	(c)	2.882		10/25/59	784,608
	700	(c)	3.00		06/25/59	701,578
		LHOME Mortgage Trust
	400	(c)	3.228		10/25/24	401,596
	167	(c)	3.868		07/25/24	167,634
EUR	276	Ludgate Funding PLC, 3 Month EURIBOR + 0.42% (United Kingdom)	0.00	(b)	12/01/60	296,874
GBP	151	Mansard Mortgages PLC, 3 Month GBP LIBOR + 0.60% (United Kingdom)	0.734	(b)	10/15/48	197,822
	$317	MASTR Adjustable Rate Mortgages Trust	2.317	(b)	06/25/34	319,683
		MASTR Alternative Loan Trust
	140		5.00		05/25/18	138,134

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

	115		6.00		05/25/33	120,131
	1	MASTR Asset Securitization Trust	5.50		10/25/25	1,359
	117	MASTR Reperforming Loan Trust (c)	7.50		05/25/35	109,734
	3,580	Mello Mortgage Capital Acceptance (c)	2.50	(b)	06/25/51 – 08/25/51	3,499,622
	412	MERIT Securities Corp., 1 Month USD LIBOR + 2.25% (c)	2.352	(b)	09/28/32	380,745
		Merrill Lynch Mortgage Investors Trust
	18	6 Month USD LIBOR + 0.50%	0.655	(b)	04/25/29	18,046
	45		1.992	(b)	08/25/33	45,483
	29		2.439	(b)	01/25/37	30,643
	141		2.514	(b)	02/25/34	145,795
EUR	700	Miravet SARL (Luxembourg)	1.017		05/26/65	781,312
	$88	Morgan Stanley Dean Witter Capital I, Inc. Trust (f)	1.468	(b)	03/25/33	84,834
	114	Morgan Stanley Mortgage Loan Trust (g)	2.383	(b)	02/25/34	115,082
	211	Mortgage Equity Conversion Asset Trust, 1 Year CMT + 0.47% (c)	1.05	(b)	02/25/42	207,528
	61	National City Mortgage Capital Trust	6.00		03/25/38	63,008
GBP	291	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.098	(b)	12/15/50	393,810
	$747	NYMT Loan Trust (c)	2.944	(b)	10/25/60	742,742
	988	PMC PLS ESR Issuer LLC (c)	5.069		11/25/24	988,192
	1,858	PRMI Securitization Trust (c)	2.50	(b)	04/25/51	1,810,243
	36	PSMC 2018-2 Trust (c)	3.50	(b)	06/25/48	35,853
	267	RALI Trust	6.00		05/25/36 – 06/25/36	259,934
	1,074	Rate Mortgage Trust (c)	2.50	(b)	11/25/51	1,051,118
	75	RBSSP Resecuritization Trust (c)	45.743	(b)	09/26/37	131,894
	175	Reperforming Loan REMIC Trust (c)	8.50		06/25/35	187,588
	13,160	Residential Asset Securitization Trust, IO	0.50		04/25/37	327,315
EUR	426	Resloc UK PLC, 3 Month EURIBOR + 0.45% (United Kingdom)	0.00	(b)	12/15/43	452,604
		RMF Buyout Issuance Trust
	$1,000	(c)	3.63	(b)	10/25/50	990,927
	1,200	(c)	4.75	(b)	10/25/50	1,209,017
		RMF Buyout Issuance Trust 2021-HB1
	1,000	(c)	3.69	(b)	11/25/31	987,717
	2,000	(c)	4.704	(b)	11/25/31	1,976,069
		Seasoned Credit Risk Transfer Trust
	6,698		3.00		09/25/55 – 05/25/60	6,856,754
	834		3.25		07/25/56 – 06/25/57	866,826
	2,306	(c)	4.00	(b)	08/25/56 – 02/25/59	2,398,128
	347		4.50		06/25/57	369,589
	88	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.78%	0.884	(b)	01/20/36	85,016
	934	Stanwich Mortgage Loan Co. LLC (c)	2.735		10/16/26	927,823
	240	Structured Adjustable Rate Mortgage Loan Trust	2.45	(b)	02/25/35	242,157
		Structured Asset Mortgage Investments II Trust
	107	1 Month USD LIBOR + 0.46%	0.568	(b)	05/25/45	104,475
	51		0.876	(b)	04/19/35	51,195
	303	Structured Asset Securities Corp. Mortgage Pass-Through Certificates	2.548	(b)	11/25/30	303,725
	1,075	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (c)	1.958	(b)	05/25/47	1,011,153
EUR	656	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(b)	12/28/50	661,724
	$250	TVC Mortgage Trust (c)	3.474		09/25/24	250,656
AUD	1,000	Vermilion Trust No.1 Bond Series 2019-1 BBSW1M + 2.40% (Australia)	2.415	(b)	07/10/50	712,509
	$19	Vista Point Securitization Trust (c)	1.763	(b)	03/25/65	19,514
	983	VMC Finance 2021-HT1 LLC, 1 Month USD LIBOR + 1.65% (Cayman Islands) (c)	1.753	(b)	01/18/37	985,159

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

91	Washington Mutual Mortgage Pass-Through Certificates Trust	2.516	(b)	09/25/33	91,513
	Total Mortgages - Other (Cost $79,560,734)				79,937,941

	Short-Term Investments (11.4%)
	U.S. Treasury Security (0.4%)
763	U.S. Treasury Bill (h)(i) (Cost $762,793)	0.01		07/14/22	761,540

NUMBER OF SHARES (000)
	Investment Company (11.0%)
19,833	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (j) (Cost $19,833,433)		19,833,433
	Total Short-Term Investments (Cost $20,596,226)		20,594,973

	Total Investments (Cost $201,018,437) (k)(l)(m)	111.7%	201,406,635
	Liabilities in Excess of Other Assets	(11.7)	(21,079,130)
	Net Assets	100%	$108,327,505

BBSW	Australia’s Bank Bill Swap.
CMT	Constant Maturity Treasury Note Rate.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
HECM	Home Equity Conversion Mortgage.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	Floating or variable rate securities: The rates disclosed are as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at January 31, 2022.
(e)	For the three months ended January 31, 2022, there were no purchases or sales of Morgan Stanley ABS Capital I, Inc. Trust, Asset-Backed Security, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940.
(f)	For the three months ended January 31, 2022, the proceeds from paydowns of Morgan Stanley Dean Witter Capital I, Inc. Trust, Asset-Backed Security and Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $2,297, including net realized gains of $146.
(g)	For the three months ended January 31, 2022, the proceeds from paydowns of Morgan Stanley Mortgage Loan Trust, Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $5,656, including net realized losses of $37.
(h)	Rate shown is the yield to maturity at January 31, 2022.
(i)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2022, advisory fees paid were reduced by $1,806 relating to the Fund's investment in the Liquidity Funds.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.
(l)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2022, the Fund did not engage in any cross-trade transactions.
(m)	At January 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,905,395 and the aggregate gross unrealized depreciation is $3,660,141, resulting in net unrealized appreciation of $245,254.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2022 (unaudited) continued

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at January 31, 2022:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC	GBP	1,523,871		$2,050,452	02/18/22	$1,211
Barclays Bank PLC		$155,564	EUR	137,800	02/18/22	(704)
Barclays Bank PLC		$24,262	GBP	18,297	02/18/22	343
JPMorgan Chase Bank NA		$7,571	CAD	9,725	02/18/22	79
JPMorgan Chase Bank NA		$16,098	GBP	12,023	02/18/22	70
Standard Chartered Bank		$611,894	EUR	548,934	02/18/22	5,003
UBS AG	AUD	992,135		$727,668	02/18/22	26,141
UBS AG	AUD	2,047		$1,453	02/18/22	6
UBS AG	CAD	441,085		$351,289	02/18/22	4,295
UBS AG		$1,479	AUD	2,051	02/18/22	(29)
UBS AG		$1,464	AUD	2,047	02/18/22	(17)
UBS AG		$1,462	AUD	2,047	02/18/22	(15)
UBS AG		$1,415	AUD	1,980	02/18/22	(15)
UBS AG		$7,780	CAD	9,705	02/18/22	(145)
Westpac Banking Corp.	EUR	8,849,072		$10,084,774	02/18/22	140,111
						$176,334

Futures Contracts:

The Fund had the following futures contracts open at January 31, 2022:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 2 yr. Note	129	Mar-22	$25,800	$27,948,656	$(221,719)
U.S. Treasury 5 yr. Note	111	Mar-22	11,100	13,231,547	(122,193)
U.S. Treasury Long Bond	21	Mar-22	2,100	3,268,125	(57,345)
Short:
U.S. Treasury10 yr. Note	31	Mar-22	(3,100)	(3,967,031)	81,979
					$(319,278)

AUD —	Australian Dollar
CAD —	Canadian Dollar
EUR —	Euro
GBP —	British Pound
USD —	United States Dollar

PORTFOLIO COMPOSITION as of 01/31/22	Percentage of Total Investments
Mortgages - Other	39.7%
Asset-Backed Securities	24.2
Agency Fixed Rate Mortgages	20.2
Short-Term Investments	10.2
Commercial Mortgage-Backed Securities	3.3
Collateralized Mortgage Obligations - Agency Collateral Series	2.3
Corporate Bond	0.1
Total Investments	100.0	%*

*	Does not include open long/short futures contracts with a value of $48,415,359 and net unrealized depreciation of $319,278. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $176,334.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ▪ January 31, 2022 (unaudited)

In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate (“IBOR”) based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management evaluated the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform and does not expect there will be any significant impact to the Fund.

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$40,665,244	$—	$40,665,244
Asset-Backed Securities	—	48,753,731	—	48,753,731
Collateralized Mortgage Obligations - Agency Collateral Series	—	4,687,174	—	4,687,174
Commercial Mortgage-Backed Securities	—	6,623,197	—	6,623,197
Corporate Bond	—	144,375	—	144,375
Mortgages - Other	—	79,937,941	—	79,937,941
Total Fixed Income Securities	—	180,811,662	—	180,811,662
Short-Term Investments
U.S. Treasury Security	—	761,540	—	761,540
Investment Company	19,833,433	—	—	19,833,433
Total Short-Term Investments	19,833,433	761,540	—	20,594,973
Foreign Currency Forward Exchange Contracts	—	177,259	—	177,259
Futures Contract	81,979	—	—	81,979
Total Assets	19,915,412	181,750,461	—	201,665,873
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(925)	—	(925)
Futures Contracts	(401,257)	—	—	(401,257)
Total Liabilities	(401,257)	(925)	—	(402,182)
Total	$19,514,155	$181,749,536	$—	$201,263,691

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.